Intangible Assets - Schedule of Amortization Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization Expenses [Line Items]
Total	$ 298,501	$ 98,200	$ 78,616
Cost of Revenue [Member]
Schedule of Amortization Expenses [Line Items]
Total	195,711
General and administrative expenses [Member]
Schedule of Amortization Expenses [Line Items]
Total	$ 102,790	$ 98,200	$ 78,616